Note 14 (Detail) (USD $)			1 Months Ended	9 Months Ended
	Jul. 31, 2012	Oct. 31, 2011	Jul. 31, 2005 Series A Preferred Stock [Member]	Jul. 31, 2012 Series A Preferred Stock [Member]	Jul. 12, 2005 Series A Preferred Stock [Member]
Preferred Stock, Shares Issued (in Shares)	5,600	5,600			5,600
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 140,000	$ 140,000			$ 25,000
Preferred Stock, Dividend Rate, Percentage			7.625%	7.625%